20. Payroll, Social Charges and Accruals (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	R$ 284,179	R$ 313,967
Social security liabilities
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	84,663	82,434
Social security liabilities | Taxes and social contribution
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	54,653	49,748
Social security liabilities | Social security charges on paid vacation and 13th salary
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	30,010	32,686
Labor liabilities
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	199,516	231,533
Labor liabilities | Payroll, net
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	1,308	1,796
Labor liabilities | Vacation
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	101,327	106,450
Labor liabilities | Provisions for profit sharing
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	91,526	68,817
Labor liabilities | Voluntary termination
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	5,349	38,642
Labor liabilities | Profit sharing
DisclosureOfPayrollSocialChargesAndAccrualsLineItems [Line Items]
Payroll, social charges and accruals	R$ 6	R$ 15,828